Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue

4. Revenue

Disaggregation of Revenue

	2020			2021			2022
REVENUE STREAM	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL
Products	$133,794	$862	$135,656	$414,114	$1,540	$415,654	$249,247	$1,765	$251,012
Services	3,497	—	3,497	5,774	—	5,774	3,464	—	3,464
Total Revenue	$137,291	$862	$139,153	$419,888	$1,540	$421,428	$252,711	$1,765	$254,476

Revenue from diagnostic products is recognized at the time the Performance Obligations are met. Service revenue is recognized over the contractual term. Revenue from other sources represents lease revenue on instruments.

Contract Balances

Service revenue is typically billed in advance giving rise to a contract liability balance. The deferred balance as of December 31, 2022 and 2021 is $999 and $1,517, respectively. As the Company generally recognizes revenue as goods are sold for product revenue, the Company does not have other material contract asset or liability balances as of December 31, 2022.

Remaining Performance Obligations in (partially) unsatisfied long-term contracts:

	DEFERRED REVENUE
	2021	2022
Balance at start of the period	$1,760	$1,517
Recognized revenue from prior years' invoicing	(1,760)	(1,517)
Amounts invoiced to be recognized over time	4,149	2,069
Recognized revenue from current year invoicing	(2,703)	(1,089)
Foreign exchange impact	71	19
Balance at end of the period	1,517	999

Remaining Performance Obligations in (partially) unsatisfied long-term contracts are included in deferred revenue. For contracts that have an original duration of one year or less, the Group has elected the practical expedient to not disclose the Transaction Price for remaining Performance Obligations at the end of each reporting period and at which point in time the Company expects to recognize these sales.